Reconciliation of Effective Income Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	0.90%	1.80%	2.10%
Foreign tax rate difference	(5.80%)	(8.70%)	(7.40%)
Cash surrender of life insurance	0.10%	(0.90%)	(1.00%)
Federal manufacturing deduction	(1.60%)	(0.90%)	(0.60%)
Research tax credit	(0.40%)	(1.10%)	(0.70%)
Other	(1.50%)		(1.10%)
Effective income tax rate	26.70%	25.20%	26.30%